CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools
Current receivables and other current assets are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables	349,176	261,380
Receivables from financing activities	1,661,632	1,451,158
Current tax receivables	15,918	11,616
Other current assets	137,763	130,228
Total	2,164,489	1,854,382

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables due from:
Dealers	153,894	122,177
Sponsorship and commercial activities	81,863	32,357
Brand activities	26,189	30,587
Stellantis Group companies	3,654	20,398
Other	83,576	55,861
Total	349,176	261,380

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables denominated in:
Euro	166,846	118,104
U.S. Dollar	152,537	118,233
Pound Sterling	12,814	6,096
Chinese Yuan	4,701	5,099
Japanese Yen	6,104	7,230
Other currencies	6,174	6,618
Total	349,176	261,380

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2024	2023
	(€ thousand)
At January 1	25,418	25,800
Additional provisions	10,884	2,767
Utilizations	(2,104)	(1,845)
Releases	(828)	(1,280)
Other changes	6	(24)
At December 31	33,376	25,418
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2024	2023
	(€ thousand)
At January 1	11,165	9,950
Additional provisions	10,038	6,423
Utilizations	(5,293)	(3,509)
Releases	(57)	(1,327)
Other changes	694	(372)
At December 31	16,547	11,165

Disclosure of other current assets
Other current assets are detailed as follows:

	At December 31,
	2024	2023
	(€ thousand)
Italian and foreign VAT credits	56,837	65,529
Prepayments	63,983	53,846
Other	16,943	10,853
Total other current assets	137,763	130,228

Disclosure of current receivables and other current assets by due date
The analysis of receivables and other current assets (excluding prepayments) by due date is as follows:

	At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	302,025	—	—	47,151	349,176
Receivables from financing activities (1)	237,414	1,226,598	90,417	107,203	1,661,632
Current tax receivables	11,454	4,464	—	—	15,918
Other current assets (excluding prepayments)	73,389	—	—	391	73,780
Total	624,282	1,231,062	90,417	154,745	2,100,506

	At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,445	—	—	35,935	261,380
Receivables from financing activities (1)	223,841	1,076,552	68,736	82,029	1,451,158
Current tax receivables	11,616	—	—	—	11,616
Other current assets (excluding prepayments)	76,382	—	—	—	76,382
Total	537,284	1,076,552	68,736	117,964	1,800,536